Cover Page	Aug. 31, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2021
Entity File Number	000-52596
Entity Registrant Name	BLACK CREEK DIVERSIFIED PROPERTY FUND INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	30-0309068
Entity Address, Address Line One	518 Seventeenth Street, 17th Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Entity Emerging Growth Company	false
Entity Central Index Key	0001327978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false